Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1) (2)	Average Summary Compensation Table for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4) (5)	Value of Initial Fixed $100 Investment Based On:		Net Income (8)	Core EPS (excluding PPP) (9)
					TSR (6)	Peer Group TSR (7)
2022	$2,648,914	$(24,380,210)	$1,162,237	$(6,853,690)	$131.75	$105.83	$218,402	$6.51
2021	3,900,601	46,206,289	2,459,948	10,623,163	303.91	143.93	300,134	4.44
2020	2,332,252	(1,569,101)	2,579,424	2,098,277	84.52	98.90	118,537	2.46

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the Summary Compensation Table Total in each applicable year. The average of the Summary Compensation Table Total is comprised of Ms. Leibold and Messrs. Sam Sidhu, Bowman and Cunningham in 2022, Ms. Leibold and Messrs. Sam Sidhu, Bowman, Cunningham and Richard A. Ehst for 2021, and Ms. Leibold and Messrs. Ehst, Sam Sidhu and James T. Collins in 2020. Mr. Ehst retired as the President and Chief Operating Officer effective July 1, 2021. Mr. Collins resigned as the Senior Executive Vice President and Chief Administrative Officer effective April 19, 2021.
Peer Group Issuers, Footnote [Text Block]	The Compensation Committee has selected the S&P U.S. Mid Cap Bank & Thrift Index as the Peer Group for this purpose, assuming an investment of $100 on December 31, 2019. Reinvestment of dividends, if any, is assumed. The Company obtained the information contained in this column from SNL Financial.
PEO Total Compensation Amount	$ 2,648,914	$ 3,900,601	$ 2,332,252
PEO Actually Paid Compensation Amount	$ (24,380,210)	46,206,289	(1,569,101)
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with the requirements of Item 402(v) of Regulation S-K, the dollar amounts in the Summary Compensation Table Total for Mr. Jay Sidhu, are adjusted as described in Note (1)(b) above as follows:

Compensation Actually Paid to NEO
Year	Reported Summary Compensation Table Total For PEO	[Less] Reported Value of Equity Awards	[Plus] Year End Fair Value of Equity Awards Granted in Current Year	[Plus/Minus] Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	[Plus] Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	[Plus/Minus] Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	[Minus] Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	[Plus] Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid to PEO
2022	$2,648,914	$(1,884,160)	$980,225	$(4,154,816)	$—	$(21,970,373)	$—	$—	$(24,380,210)
2021	3,900,601	(1,893,124)	3,852,355	31,132,963	—	9,213,494	—	—	46,206,289
2020	2,332,252	(1,508,801)	1,973,953	(1,890,821)	—	(879,184)	(1,596,500)	—	(1,569,101)

Non-PEO NEO Average Total Compensation Amount	$ 1,162,237	2,459,948	2,579,424
Non-PEO NEO Average Compensation Actually Paid Amount	$ (6,853,690)	10,623,163	2,098,277
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts represent the average amount of "compensation actually paid" to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments were made to the total reported compensation of the NEOs as a group (excluding the PEO) for each year in the Summary Compensation Table to determine the compensation actually paid, using the same methodology described in Note (1) above.
(5)    In accordance with the requirements of Item 402(v) of Regulation S-K, the average of the dollar amount in the Summary Compensation Table Total for Ms. Leibold and Messrs. Sam Sidhu, Bowman and Cunningham in 2022, Ms. Leibold and Messrs. Sam Sidhu, Ehst, Bowman and Cunningham for 2021 and Ms. Leibold and Messrs. Sam Sidhu, Ehst and Collins are adjusted as described in Note (1)(b) above as follows:

Average Compensation Actually Paid to Non-PEO NEOs
Year	Reported Average Summary Compensation Table Total For Non-PEO NEOs	[Less] Reported Average Value of Equity Awards	[Plus] Average Year End Fair Value of Equity Awards Granted in Current Year	[Plus/Minus] Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	[Plus] Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	[Plus/Minus] Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	[Minus] Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	[Plus] Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,162,237	$(498,750)	$257,593	$(7,561,180)	$—	$(213,590)	$—	$—	$(6,853,690)
2021	2,459,948	(1,763,447)	5,210,313	3,841,499	32,782	842,068	—	—	10,623,163
2020	2,579,424	(2,074,088)	2,021,251	(176,432)	—	(159,957)	(91,921)	—	2,098,277

The average equity award adjustments for 2022 and 2021 also include the addition (or subtraction, as applicable) of $123,364 and $(40,000) in BM Technologies, Inc. common stock, respectively, granted to Ms. Leibold in 2021 and the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of BM Technologies, Inc. common stock that are outstanding and unvested as of the end of 2022, that are included in "All Other Compensation" column in the Summary Compensation Table for the applicable fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and TSR
As shown in the above graph, over the past three years, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to other NEOs as a group (excluding the CEO) is aligned with the Company's TSR over the past three years presented in the table. The actual value that our CEO and other NEOs could realize from these equity awards is greater.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As shown in the above graph, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to other NEOs as a group (excluding the CEO) is aligned with the Company's net income over the past three years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Core EPS, excluding PPP
As shown in the above graph, the amount of compensation actually paid to the CEO and the average amount of compensation actually paid to other NEOs as a group (excluding the CEO) is aligned with the Company’s core earnings per share, excluding PPP (a non-GAAP measure), over the past three years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and the Peer Group
As demonstrated by the above graph, the Company's TSR over the three year period was $131.75, while the TSR of the peer group presented for this purpose, the S&P U.S. Mid Cap Bank & Thrift Index, was $105.83 over the same period presented in the table. The Company's TSR outperformed the S&P U.S. Mid Cap Bank & Thrift Index during the three years presented in the table, representing the Company’s financial performance as compared to the financial institutions comprising the S&P U.S. Mid Cap Bank & Thrift Index. For more information regarding the Company's performance and the financial institutions that the Compensation Committee considers when determining compensation, refer to "Compensation Discussion and Analysis", "Compensation Setting Process", "Peer Groups".

Tabular List [Table Text Block]

Tabular List of Financial Performance Measures
Financial Performance Measure
Core EPS, excluding PPP (Non-GAAP) (1)
NIM, excluding PPP (Non-GAAP) (1)
Non-performing Assets ("NPAs") equal to or better than peer averages
3-Year Relative TSR
3-Year Relative Return on Average Common Equity ("ROACE")
3-Year Relative Average Non-Performing Assets to Total Assets

(1) The Company's reasons for the use of the non-GAAP measure and a detailed reconciliation between the non-GAAP measure and the comparable GAAP amount are included in Appendix C.

Total Shareholder Return Amount	$ 131.75	303.91	84.52
Peer Group Total Shareholder Return Amount	105.83	143.93	98.90
Net Income (Loss)	$ 218,402,000	$ 300,134,000	$ 118,537,000
Company Selected Measure Amount | $ / shares	6.51	4.44	2.46
PEO Name	Mr. Jay Sidhu
Additional 402(v) Disclosure [Text Block]	The dollar amounts represents the amount of "compensation actually paid" to the Company’s principal executive officer ("PEO"), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total reported compensation for each year in the Summary Compensation Table to determine the compensation actually paid:
(a)    The grant date fair value of equity awards consists of RSUs and stock options, and represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns, respectively, in the Summary Compensation Table for the applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant based on the assumptions and methodologies set forth in the consolidated financial statements included in NOTE 15 - SHARE-BASED COMPENSATION PLANS of our Annual Report on Form 10-K for the year ended December 31, 2022.
(c)    There were no pension benefits adjustments for the years in the table.
The Company's cumulative TSR is calculated by dividing the difference between the Company's share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period, assuming an investment of $100 on December 31, 2019.The dollar amounts represent the consolidated net income available to common shareholders, as reflected in the Company's audited financial statements for the applicable year, in thousands.The Leadership Development and Compensation Committee considers Core EPS, excluding PPP (a non-GAAP measure), to be the most important financial performance measure, among other measures in the tabular list below, that is utilized to determine our executive compensation.
The uncertainty caused by high inflation, higher rates and continued stimulus by the government will keep high risk of uncertainty and volatility in 2023. Accordingly, the Leadership Development and Compensation Committee has chosen additional financial performance measures to achieve a much stronger balance sheet and dramatically improve the quality of the Company's deposit franchise in 2023 including the growth in our non-interest-bearing demand deposits and CET1 ratio. Refer to "Compensation Discussion and Analysis", "Compensation Plan for 2022".
Analysis of the Information Presented in the Pay versus Performance Table
The Company’s executive compensation program reflects our pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table above. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table.
	The pay for performance information reported above has been calculated in a manner consistent with the SEC rules based on payroll and stock plan records and the methodologies and assumptions described above. Companies have flexibility in the design of their compensation plans, in the allocation of targeted compensation to short- and long-term measures, and the selection of the types, features and terms, including vesting schedules, of long-term equity awards used over time, some of which may have been granted before or during the period covered by the above tables, and the design may have changed year to year, and to make reasonable estimates and assumptions that reflect their compensation practices. As a result, the ratios and relationships reported by other companies, which may have employed other compensation designs, estimates or assumptions, and which may have a significantly different compensation practices from the Company's, are likely not comparable to the Company's pay for performance disclosures.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core EPS, excluding PPP (Non-GAAP) (1)
Non-GAAP Measure Description [Text Block]	Core EPS, excluding PPP is a company selected, non-GAAP measure. The Company's reasons for the use of the non-GAAP measure and a detailed reconciliation between the non-GAAP measure and the comparable GAAP amount are included in Appendix C. Although the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company's compensation programs, the Company has determined that Core EPS, excluding PPP is the financial performance measure that, in the Company's assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company's NEOs, for the most recently completed fiscal year, to the Company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	NIM, excluding PPP (Non-GAAP) (1)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-performing Assets ("NPAs") equal to or better than peer averages
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Relative Return on Average Common Equity ("ROACE")
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Relative Average Non-Performing Assets to Total Assets
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,884,160)	$ (1,893,124)	$ (1,508,801)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	980,225	3,852,355	1,973,953
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,154,816)	31,132,963	(1,890,821)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,970,373)	9,213,494	(879,184)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,596,500)
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(498,750)	(1,763,447)	(2,074,088)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	257,593	5,210,313	2,021,251
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,561,180)	3,841,499	(176,432)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	32,782	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(213,590)	842,068	(159,957)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(91,921)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	$ 0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested, BM Technologies, Inc. Common Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 123,364	$ (40,000)